ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2022
ACCOUNTS RECEIVABLE
Schedule of accounts receivable

	As at December 31,
	2021	2022	2022
	RMB	RMB	US$
Accounts receivable	132,831	138,035	20,014
Allowance for credit losses	(4,932)	(7,764)	(1,126)
Accounts receivable, net	127,899	130,271	18,888

The rollforward in the allowance for credit losses were as follows:

	For the Years Ended December 31,
	2020	2021	2022	2022
	RMB	RMB	RMB	US$
Balance at the beginning of the year	7,147	6,473	4,932	715
Cumulative effect of adopting ASU 2016-13	597	—	—	—
Disposal of subsidiary	(60)	—	—	—
Provisions for the year	1,879	1,463	2,832	411
Reversal of provisions from prior periods due to subsequent cash collection during the year	(1,415)	(983)	—	—
Amounts written off during the year	(1,675)	(2,021)	—	—
Balance at the end of the year	6,473	4,932	7,764	1,126